Loss Per Share	6 Months Ended
Jun. 30, 2023
Loss Per Share [Abstract]
Loss per Share

9. Loss per Share

	SIX MONTHS ENDED
	June 30,	June 30,
	2023	2022
Loss attributable to owners of the Company	(5,421,046)	(8,238,518)
Weighted average number of shares outstanding	4,199,091	774,898
Basic and diluted loss per share	(1.29)	(10.63)

For the six months ended June 30, 2023 and June 30, 2022 basic and diluted loss per share are calculated based on the weighted average number of shares issued and outstanding and excludes shares to be issued under the stock option plans or for warrants, as they would be anti-dilutive. As of June 30, 2023, the Company had 653,957 options outstanding under its stock option plan. The average number of options outstanding between January 1, 2023 and June 30, 2023 was 285,122 (74,996 for the period between January 1, 2022 and June 30, 2022).